Accrued Expenses (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued license fees	$ 65,000	$ 120,000
Legal costs	833,470	553,037
Accrued issuance costs	204,000	28,083
Accrued payroll	276,639	223,195
Advances		50,000
Other	211,913	47,302
Total accrued expenses	$ 1,591,022	$ 1,021,617